As filed with the Securities and Exchange Commission on May 13, 2016

Securities Act File No. 333-123257

Investment Company Act File No. 811-10325

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 2,306	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 2,310	☒

VANECK VECTORS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor

New York, New York 10017

(Address of Principal Executive Offices)

(212) 293-2000

Registrant’s Telephone Number

Jonathan R. Simon, Esq.

Senior Vice President and General Counsel

Van Eck Associates Corporation

666 Third Avenue, 9th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

x	Immediately upon filing pursuant to paragraph (b)
On [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant: VanEck Vectors Africa Index ETF, VanEck Vectors Agribusiness ETF, VanEck Vectors Brazil Small-Cap ETF, VanEck Vectors ChinaAMC CSI 300 ETF, VanEck Vectors ChinaAMC SME-ChiNext ETF, VanEck Vectors Coal ETF, VanEck Vectors Egypt Index ETF, VanEck Vectors Global Alternative Energy ETF, VanEck Vectors Gold Miners ETF, VanEck Vectors Gulf States Index ETF, VanEck Vectors India Small-Cap Index ETF, VanEck Vectors Indonesia Index ETF, VanEck Vectors Indonesia Small-Cap ETF, VanEck Vectors Israel ETF, VanEck Vectors Junior Gold Miners ETF, VanEck Vectors Natural Resources ETF, VanEck Vectors Oil Refiners ETF, VanEck Vectors Oil Services ETF, VanEck Vectors Poland ETF, VanEck Vectors Rare Earth/Strategic Metals ETF, VanEck Vectors Russia ETF, VanEck Vectors Russia Small-Cap ETF, VanEck Vectors Solar Energy ETF, VanEck Vectors Steel ETF, VanEck Vectors Unconventional Oil & Gas ETF, VanEck Vectors Uranium+Nuclear Energy ETF and VanEck Vectors Vietnam ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of May 2016.

MARKET VECTORS ETF TRUST

By: /s/ Jan F. van Eck
Name: Jan F. van Eck
Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	May 13, 2016
David H. Chow
/s/ R. Alastair Short*	Trustee	May 13, 2016
R. Alastair Short
/s/ Peter J. Sidebottom*	Trustee	May 13, 2016
Peter J. Sidebottom
/s/ Richard D. Stamberger*	Trustee	May 13, 2016
Richard D. Stamberger
/s/ Jan F. van Eck	President, Chief Executive Officer and Trustee	May 13, 2016
Jan F. van Eck
/s/ John J. Crimmins*	Treasurer, Chief Financial	May 13, 2016
John J. Crimmins	Officer and Principal Accounting Officer

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney in Fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase